Fair value estimates (Tables)	12 Months Ended
Dec. 31, 2019
Fair value estimates
Classification of financial assets and liabilities in the fair value hierarchy

	2019
	Level 1	Level 2	Total
Assets
Cash and cash equivalents	698,618	—	698,618
Financial investments	28,126	30,649	58,775
Derivative financial instruments	—	19,524	19,524
Trade accounts receivable	—	69,236	69,236
	726,744	119,409	846,153

Liabilities
Derivative financial instruments	—	21,818	21,818
Loans and financing (i)	1,199,694	377,855	1,577,549
	1,199,694	399,673	1,599,367

	2018
	Level 1	Level 2	Total
Assets
Cash and cash equivalents	1,032,938	—	1,032,938
Financial investments	39,167	53,065	92,232
Derivative financial instruments	—	11,205	11,205
Trade accounts receivable	—	151,058	151,058
	1,072,105	215,328	1,287,433

Liabilities
Derivative financial instruments	—	14,222	14,222
Loans and financing (i)	1,014,974	390,848	1,405,822
	1,014,974	405,070	1,420,044
(i)	Loans and financing are measured at amortized cost. Therefore, the amounts presented in this note do not match with the consolidated balance sheet.